Other current liabilities - Additional information (Details)						3 Months Ended	12 Months Ended
	Apr. 30, 2024 USD ($) $ / shares shares	Dec. 14, 2023 USD ($) $ / shares shares	Dec. 14, 2022 EUR (€) item shares	Oct. 20, 2022	Oct. 16, 2022 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 € / shares shares	Dec. 14, 2022 $ / shares
Other current liabilities
Par value per share									$ 0.000001
Warrant liabilities | €						€ 4,041,000		€ 1,223,000
Ordinary shares equals or exceeds $ 18.00
Other current liabilities
Par value per share													$ 18
Exercise price of warrants													0.01
Number of trading days for determining the share price			20 days
Number of consecutive trading days for determining the share price			30 days
Ordinary shares equals or exceeds $ 10.00
Other current liabilities
Par value per share													10
Exercise price of warrants													0.1
Number of trading days for determining the share price			20 days
Number of consecutive trading days for determining the share price			30 days
Meritz | First Tranche
Other current liabilities
Underwriting fees calculation	$ 0.0359
Meritz | Second Tranche
Other current liabilities
Underwriting fees calculation	$ 0.0385
Share capital | $		$ 15,000,000
LGHL public warrants
Other current liabilities
Conversion of warrants | shares			20,699,969
Warrants
Other current liabilities
Warrant liabilities | €			€ 5,261,000			€ 4,041,000		1,223,000
Revaluation surplus | €								2,818,000
LGH private placement warrants
Other current liabilities
Conversion of warrants | shares			11,280,000
Warrant liabilities | €			€ 2,609,000
FFG private placement subscription shares
Other current liabilities
Par value per share | € / shares												€ 1
Ordinary shares
Other current liabilities
Par value per share | (per share)										$ 0.000001	$ 0.000001	€ 1	$ 11.5
Warrants, conversion basis | item			1
LGHL Shares
Other current liabilities
Share capital | €								€ 132,000
Number of shares issued | shares								117,319,824
Par value per share									0.000001
LGHL Shares | Meritz
Other current liabilities
Number of shares agreed to be repurchased | shares	5,245,648
Total purchase | $	$ 20,000,000
Meritz
Other current liabilities
Number of charged shares | shares		5,171,565
Percentage of underwriting fees						4.00%
Repurchase of convertible preference share | shares		1
Return on investment rate				11.50%
Return on investment basis					1.115
Meritz | LGHL public warrants
Other current liabilities
Issue of equity | €							€ 4,999,999
Meritz | FFG private placement subscription shares
Other current liabilities
Number of shares issued | shares					18,569,282						18,569,282	18,569,282
Issue of equity | $					$ 49,999,999
Par value per share					$ 1
Meritz | Ordinary shares
Other current liabilities
Payments to acquire or redeem entity's shares | $		$ 54,473,260
Number of shares repurchased | shares		4,999,999
Number of shares issued | shares		19,050,381
Issue of equity | $		$ 69,473,260
Par value per share		$ 0.000001							$ 0.000001